Financial Risk Management (Tables)	9 Months Ended
Mar. 31, 2022
Disclosure Of Financial Risk Management [Abstract]
Summary of Borrowings of Interest Rate Changes

The exposure of the Group’s borrowing to interest rate changes were as follows:

	As of		As of
	March 31, 2022		June 30, 2021
(in U.S. dollars, in thousands, except percent data)	Total	% of total borrowings	Total	% of total borrowings
Financial liabilities
Current borrowings
Variable rate borrowings - Hercules	—	0%	52,864	55%
Non-current borrowings
Variable rate borrowings - Hercules	—	0%	—	0%
	—	0%	52,864	55%

Schedule of Borrowings which Expose Interest Rate Risk Together with the Maximum and Minimum Interest Rates Being Earned	The effect on profit is shown if interest rates change by 5%, in either direction, is as follows:

	As of			As of
	March 31, 2022			June 30, 2021
(in U.S. dollars, in thousands, except percent data)	Low	High	USD	Low	High	USD
Borrowings - USD	0.00%	0.00%	0(1)	9.70%	9.70%	52,864(1)
Rate increase by 5%	0.00%	0.00%	—	10.19%	10.19%	243
Rate decrease by 5%	0.00%	0.00%	—	9.22%	9.22%	(243)

(1)

Effect on profit/loss of interest rate changes is based on the loan principal amount of nil as of March 31, 2022, and loan principal amount of $50.0 million as of June 30, 2021. In November 2021, proceeds provided by Oaktree were used to repay the outstanding balance with Hercules.

Schedule of Deposits Held which Derive Interest Revenue with Maximum and Minimum Interest Rates Being Earned

The deposits held which derive interest revenue are described in the table below, together with the maximum and minimum interest rates being earned as of March 31, 2022 and June 30, 2021. The effect on profit is shown if interest rates change by 10%, in either direction, is as follows:

	As of			As of
	March 31, 2022			June 30, 2021
(in U.S. dollars, in thousands, except percent data)	Low	High	USD	Low	High	USD
Funds invested - USD	0.00%(1)	0.00%(1)	56,571	0.00%(1)	0.00%(1)	107,564
Rate increase by 10%	0.03%(1)	0.03%(1)	17	0.03%(1)	0.03%(1)	32
Rate decrease by 10%	0.03%(1)	0.03%(1)	(17)	0.03%(1)	0.03%(1)	(32)

AUD	Low	High	AUD	Low	High	AUD
Funds invested - AUD	0.36%	0.36%	600	0.24%	0.24%	600
Rate increase by 10%	0.40%	0.40%	0	0.26%	0.26%	0
Rate decrease by 10%	0.32%	0.32%	(0)	0.22%	0.22%	(0)

(1)	The interest rate reduced to 0% for the period ended March 31, 2022. The sensitivity assumes the interest rate to increase or decrease by 0.03%, which is consistent with prior periods.

Summary of Borrowing to Price Rate Changes

The exposure of the Group’s borrowing to price rate changes are as follows:

	As of		As of
	March 31, 2022		June 30, 2021
(in U.S. dollars, in thousands, except percent data)	Total	% of total borrowings	Total	% of total borrowings
Financial liabilities
Current borrowings
Borrowings - NovaQuest	846	1%	336	0%
Non-current borrowings
Borrowings - NovaQuest	45,850	49%	41,045	45%
	46,696	50%	41,381	45%

Schedule of Maturity Profile of Anticipated Future Contractual Cash Flows Carrying Value

As of March 31, 2022, the maturity profile of the anticipated future contractual cash flows on an undiscounted basis, and which therefore differs from the carrying value, is as follows:

(in U.S. dollars, in thousands)	Within 1 year	Between 1-2 years	Between 2-5 years	Over 5 years	Total contractual cash flows	Carrying amount
Borrowings(1)(2)	(6,176)	(12,089)	(156,528)	—	(174,793)	(94,169)
Trade payables	(18,983)	—	—	—	(18,983)	(18,983)
Lease liabilities	(2,965)	(4,674)	(3,941)	—	(11,580)	(10,482)
Contingent consideration(3)	(1,009)	(1,914)	(7,864)	—	(10,787)	(5,826)
	(29,133)	(18,677)	(168,333)	—	(216,143)	(129,460)

(1)	Contractual cash flows include payments of principal, interest and other charges. Interest is calculated based on debt held at March 31, 2022 without taking into account drawdowns of further tranches.
(2)

In relation to the contractual maturities of the NovaQuest borrowings, there is variability in the maturity profile of the anticipated future contractual cash flows given the timing and amount of payments are calculated based on our estimated net sales of remestemcel-L for the treatment of pediatric SR-aGVHD.

(3)

In relation to the contractual maturities of the royalty payments related to contingent consideration, there is variability in the maturity profile of the anticipated future contractual cash flows given the timing and amount of payments are calculated based on our estimated net sales of remestemcel-L for the treatment of children and adults with aGVHD. The carrying amount reflects the discounted and probability adjusted contractual balance. Product royalties will be payable in cash which will be funded from royalties received from net sales. With respect to future milestone payments, contingent consideration will be payable in cash or shares at our discretion. The carrying amount reflects the discounted and probability adjusted contractual balance related to royalty payments.